LEASES - Schedule of Lease Assets And Liabilities (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 8,223	$ 12,055
Operating lease liabilities	$ 10,229	$ 14,096
Weighted average remaining lease term	3 years 7 months 6 days	4 years 2 months 12 days
Weighted average discount rate	10.00%	10.00%